Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Carrying amounts and estimated fair values of financial instruments

		June 30, 2012		December 31, 2011
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Restricted cash	1	$3	$3	$2	$2
VOI notes receivable	3	145	175	93	109
Securitized vacation ownership notes receivable	3	381	470	446	551
Other notes receivable	3	22	22	26	26

Total financial assets		$551	$670	$567	$688

Liabilities:
Long-term debt	1	$1,652	$1,919	$2,194	$2,442
Long-term securitized debt	3	332	350	402	412

Total financial liabilities		$1,984	$2,269	$2,596	$2,854

Off-Balance sheet:
Letters of credit	2	$—	109	$—	$171
Surety bonds	2	—	78	—	21

Total Off-Balance sheet		$—	$187	$—	$192